Loans And Leases (Recorded Investment In Nonaccrual Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due over 90 days still on accrual
Total nonaccrual and nonperforming loans	704	1,425
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	263	224
Single-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	397	640
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans		446
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	44	20
Home Equity Line of Credit, Purchased Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans		95
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 704	$ 1,425